Note 1 - Organization and Significant Accounting Policies - Adoption of Topic 606 (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018		Mar. 25, 2017	Apr. 01, 2018
Prepaid expenses and other current assets	$ 792,000		$ 87,000	[1]	$ 452,000	$ 275,000
Inventories, net	3,438,000		5,487,000	[1]	4,811,000	3,906,000
Deferred revenue	257,000		3,374,000	[1]		806,000
Accumulated deficit	(27,793,000)		(28,682,000)		(25,581,000)	(27,506,000)
Revenue	2,843,000	$ 1,991,000
Costs of services	774,000	1,525,000
Net loss	$ (287,000)	$ (1,258,000)	$ (3,101,000)		$ (1,546,000)
Net loss per share, basic and fully diluted (in dollars per share)	$ (0.03)
Accounting Standards Update 2014-09 [Member]
Prepaid expenses and other current assets						188,000
Inventories, net						(1,581,000)
Deferred revenue						(2,568,000)
Accumulated deficit						$ 1,176,000
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Prepaid expenses and other current assets	$ 149,000
Inventories, net	5,406,000
Deferred revenue	2,966,000
Accumulated deficit	(29,177,000)
Revenue	2,247,000
Costs of services	416,000
Net loss	$ (525,000)
Net loss per share, basic and fully diluted (in dollars per share)	$ (0.05)
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Prepaid expenses and other current assets	$ 643,000
Inventories, net	(1,968,000)
Deferred revenue	(2,709,000)
Accumulated deficit	1,384,000
Revenue	596,000
Costs of services	358,000
Net loss	$ (238,000)
Net loss per share, basic and fully diluted (in dollars per share)	$ 0.02

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.